Segment information - Schedule of Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of geographical areas [line items]
Revenue	$ 1,217.0	$ 1,098.4	$ 903.7
Canada
Disclosure of geographical areas [line items]
Revenue	241.0	213.1	217.7
United States
Disclosure of geographical areas [line items]
Revenue	340.2	305.9	226.1
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	354.2	327.1	264.0
EMEA
Disclosure of geographical areas [line items]
Revenue	$ 281.6	$ 252.3	$ 195.9